VIRTUS Seix Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—99.1%
Arizona—1.0%
Arizona Department of Transportation, State Highway Fund Revenue 5.000%, 7/1/36	$ 500	$ 511
California—2.3%
California Municipal Finance Authority, Caritas Project Revenue, Series A 5.000%, 8/15/49	250	263
California State Health Facilities Financing Authority, Providence St. Joseph Health Revenue, Series A 4.000%, 10/1/36	275	270
Santa Clarita Community College District, General Obligation 3.000%, 8/1/44	500	415
Temecula Valley Unified School District Financing Authority, Special Tax Revenue (BAM Insured) 5.000%, 9/1/25	175	175
		1,123

Colorado—10.0%
City & County of Denver Co. Airport System Revenue, Series D (AMT) 5.500%, 11/15/30	1,000	1,099
Colorado Bridge & Tunnel Enterprise, Miscellaneous Revenue, Series A (AGM Insured) 5.250%, 12/1/49	250	276
Denver Convention Center Hotel Authority Revenue, Senior Lien 5.000%, 12/1/27	400	409
Public Authority For Colorado Energy, Natural Gas Purchase Revenue 6.250%, 11/15/28	1,880	1,973
Regional Transportation District, Sales Tax Revenue, Fastracks Project, Series A 5.000%, 11/1/32	1,195	1,230
		4,987

Connecticut—1.0%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series F1 (GNMA / FNMA / FHLMC Insured) 3.200%, 11/15/33	325	302
Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Program Revenue, Series D (Pre-Refunded 11/15/26 @ 100) 3.000%, 11/15/35	200	200
		502

Florida—14.0%
Central Florida Expressway Authority, Highway Toll Revenue, Senior Lien, Series B 4.000%, 7/1/30	230	232
City of Tallahassee, Health Facilities Revenue, Tallahassee Memorial Healthcare, Series A 5.000%, 12/1/36	500	501
Marion County School Board, Certificates of Participation (AGM Insured) 5.000%, 6/1/43	625	681
	Par Value	Value

Florida—continued
Miami Beach Redevelopment Agency,
Tax Increment Revenue 5.000%, 2/1/32	$ 320	$ 321
Tax Increment Revenue (AGM Insured) 5.000%, 2/1/31	40	40
Miami-Dade County Educational Facilities Authority, University of Miami Revenue, Series A 5.000%, 4/1/30	200	201
Miami-Dade County School Board, Certificates of Participation, Series D 5.000%, 2/1/34	1,700	1,724
Orange County School Board, Certificates of Participation, Series A 5.000%, 8/1/34	680	766
Seminole County School Board, Certificates of Participation, Series C 5.000%, 7/1/29	1,935	1,993
Tampa Bay Water, Water Revenue, Series A 5.000%, 10/1/49	505	539
		6,998

Georgia—4.3%
Atlanta Urban Redevelopment Agency, Surface Transportation & Infrastructure Project Revenue, Series B 5.000%, 7/1/37	550	630
City of Atlanta Water & Wastewater Revenue 5.000%, 11/1/31	550	553
Georgia Ports Authority Revenue 4.000%, 7/1/42	980	982
		2,165

Illinois—7.4%
City of Chicago,
Water Revenue, Second Lien (AGM Insured) 5.250%, 11/1/32	350	368
Water Revenue, Second Lien, Series 2017-2 (AGM Insured) 5.000%, 11/1/31	500	522
Cook County School District No. 78 Rosemont, General Obligation (AGM Insured) 5.000%, 12/1/38	1,000	1,058
State of Illinois,
General Obligation 5.000%, 2/1/27	1,250	1,292
General Obligation (BAM-TCRS Insured) 5.000%, 2/1/36	400	443
		3,683

Indiana—4.6%
Indiana Finance Authority, Parkview Health System Revenue, Series A 5.000%, 11/1/43	1,700	1,758
Indianapolis Local Public Improvement Bond Bank Revenue (AMT) 5.000%, 1/1/34	500	534
		2,292

See Notes to Schedule of Investments

VIRTUS Seix Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Louisiana—2.2%
Louisiana Public Facilities Authority, I-10 Calcasieu River Bridge Public-Private Partnership Project Revenue (AMT) 5.500%, 9/1/54	$ 500	$ 529
State of Louisiana, General Obligation, Series E 5.000%, 9/1/31	500	556
		1,085

Maryland—0.3%
Maryland Community Development Administration Revenue, Series A 1.250%, 3/1/30	200	168
Massachusetts—2.3%
Massachusetts Bay Transportation Authority, Sales Tax Revenue, Series A 5.000%, 7/1/41	250	281
Massachusetts Housing Finance Agency Revenue 2.300%, 12/1/40	500	372
Massachusetts Port Authority, Transportation Revenue, Series A (AMT) 5.000%, 7/1/31	500	514
		1,167

Michigan—1.0%
Michigan State Building Authority, Facilities Program Lease Revenue, Series I 4.000%, 10/15/36	500	501
Minnesota—4.9%
Minneapolis Special School District No. 1,
General Obligation, Series B (SD CRED PROG Insured) 5.000%, 2/1/39	1,085	1,187
General Obligation, Series B (SD CRED PROG Insured) 5.000%, 2/1/40	1,140	1,242
		2,429

New Jersey—3.4%
New Jersey Transportation Trust Fund Authority Revenue, Series A 5.000%, 6/15/36	570	642
Tobacco Settlement Financing Corp., Tobacco Settlement Revenue, Series A
5.000%, 6/1/31	250	261
5.000%, 6/1/32	250	260
5.000%, 6/1/33	250	260
5.000%, 6/1/34	250	260
		1,683

New York—5.4%
New York City Industrial Development Agency, Queens Baseball Stadium Project Revenue,
Series A (AGM Insured) 3.000%, 1/1/36	250	226
Series A (AGM Insured) 3.000%, 1/1/37	100	89
	Par Value	Value

New York—continued
New York City Municipal Water Finance Authority, Water Revenue, Series AA 5.000%, 6/15/49	$ 375	$ 405
New York City Transitional Finance Authority, Income Tax Revenue, Series G-1 5.000%, 5/1/36	755	855
New York State Dormitory Authority, Income Tax Revenue, Series A 5.000%, 3/15/40	500	553
New York Transportation Development Corp.,
John F. Kennedy International Airport New Terminal One (AMT) (AGM Insured) 5.000%, 6/30/49	255	262
Laguardia Airport Terminal Revenue (AMT) 6.000%, 4/1/35	250	278
		2,668

Ohio—1.2%
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Senior Revenue, Class 1, Series A-2 4.000%, 6/1/48	500	435
Hamilton County, Life Enriching Communities Pro Revenue, Series A 5.500%, 1/1/43	160	167
		602

Oklahoma—1.1%
Oklahoma Water Resources Board, Clear Water Program Revenue 5.000%, 4/1/43	500	549
Oregon—2.3%
State of Oregon, Article XI-Q, General Obligation, Series F 5.000%, 5/1/33	1,095	1,119
Pennsylvania—6.8%
City of Philadelphia, Water & Wastewater Revenue, Series A 5.000%, 10/1/42	300	309
Pennsylvania Economic Development Financing Authority, PENNDOT Major Bridges Revenue (AMT) 5.500%, 6/30/39	485	525
Pennsylvania Turnpike Commission, Highway Toll Revenue, First Subordinate Series 5.000%, 12/1/38	2,325	2,578
		3,412

South Carolina—1.1%
South Carolina Public Service Authority, Santee Cooper Revenue, Series B 5.000%, 12/1/41	500	543
Tennessee—5.9%
Metropolitan Nashville Airport Authority (The),
Revenue, Series A 5.250%, 7/1/47	250	271
Revenue, Series A 5.000%, 7/1/52	250	263

See Notes to Schedule of Investments

VIRTUS Seix Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Tennessee—continued
Revenue, Series B (AMT) 5.500%, 7/1/40	$ 500	$ 546
Revenue, Series B (AMT) 5.500%, 7/1/41	250	271
Revenue, Series B (AMT) 5.500%, 7/1/52	500	533
Tennessee State School Bond Authority, Higher Education Program Revenue, Series B (State Higher Education Intercept Program Insured) 5.000%, 11/1/34	1,000	1,042
		2,926

Texas—12.2%
Arlington Higher Education Finance Corp., Trinity Basin Preparatory Revenue (PSF-GTD Insured) 4.500%, 8/15/53	190	194
Central Texas Regional Mobility Authority, Highway Toll Revenue, Senior Lien, Series D 4.000%, 1/1/38	750	750
Georgetown Independent School District, General Obligation (PSF-GTD Insured) 3.750%, 8/15/41	500	491
Lamar Consolidated Independent School District, General Obligation (PSF-GTD Insured) 5.000%, 2/15/34	1,000	1,032
North Texas Tollway Authority, Highway Toll Revenue, Series A 5.000%, 1/1/28	295	300
Permanent University Fund - University of Texas System Revenue, Series B 5.000%, 7/1/36	525	611
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D 6.250%, 12/15/26	485	501
Texas Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue, SOFR Index Series C 3.739%, 9/15/27(2)	1,275	1,276
Texas Public Finance Authority, Texas Southern University Revenue (BAM Insured) 5.250%, 5/1/37	300	327
Wharton Independent School District, General Obligation (PSF-GTD Insured) 3.000%, 2/15/32	645	612
		6,094

Virginia—1.2%
Virginia College Building Authority, 21st Century College & Equipment Programs Revenue 5.000%, 2/1/36	550	616
Washington—1.8%
Grant County Public Hospital District No. 1, General Obligation 5.500%, 12/1/43	305	324
	Par Value	Value

Washington—continued
State of Washington, General Obligation, Series A 5.000%, 8/1/38	$ 500	$ 565
		889

Wisconsin—1.4%
Public Finance Authority
Revenue 4.000%, 8/1/59(2)	450	449
Waste Management, Inc. Project Revenue (AMT) 2.875%, 5/1/27	250	244
		693

Total Municipal Bonds (Identified Cost $50,019)		49,405

Total Long-Term Investments—99.1% (Identified Cost $50,019)		49,405

TOTAL INVESTMENTS—99.1% (Identified Cost $50,019)		$49,405
Other assets and liabilities, net—0.9%		454
NET ASSETS—100.0%		$49,859

Abbreviations:
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Build America Municipal Insured
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
GNMA	Government National Mortgage Association (“Ginnie Mae”)
PSF-GTD	Permanent School Fund Guarantee Program
SD CRED PROG	State Credit Enhancement Program
SOFR	Secured Overnight Financing Rate
TCRS	Tennessee Consolidated Retirement System

Footnote Legend:
(1)	At December 31, 2024, 21.4% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the insurers concentration exceeds 10% of the Fund’s net assets.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

See Notes to Schedule of Investments

VIRTUS Seix Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2024	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Municipal Bonds	$49,405	$49,405
Total Investments	$49,405	$49,405
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at December 31, 2024.
There were no transfers into or out of Level 3 related to securities held at December 31, 2024.
See Notes to Schedule of Investments

VIRTUS SEIX TAX-EXEMPT BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual Financials.